SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

	For the Years Ended September 30,
	2024	2023
Exercise price	$0.10	$0.10
Expected term (years)	5.2	1
Expected stock price volatility	150.0%	158.2%
Risk-free rate of interest	5.58%	4.35%
Expected dividend rate	0%	0%

SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	7,404	$0.10	9.3
Granted	3,750	0.10	10.0
Forfeited	-	-
Exercised	(2,244)	0.10	-
Outstanding, September 30, 2023	8,910	$0.10	9.0
Granted	6,122	0.10	10.0
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2024	15,032	$0.10	8.4
Exercisable, September 30, 2024	15,032	$0.10	8.4